MORGAN STANLEY FOCUS GROWTH FUND

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

July 26, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          Morgan Stanley Focus Growth Fund

File No. 333-181649

Ladies and Gentlemen:

On behalf of Morgan Stanley Focus Growth Fund (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-14, filed on July 23, 2012, constituting the most recent amendment to this Registration Statement (“the Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on July 23, 2012, accession number 0001104659-12-050371.

If you have any questions, please feel free to contact me at 212.296.6980 (tel) or 212.507.8589 (fax).

Very truly yours,

/s/ Daniel E. Burton
Daniel E. Burton
Assistant Secretary

Enclosures

cc:  Stefanie V. Chang Yu, Esq.